SHARE BASED PAYMENTS (Schedule of Stock Option Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	0.12%	0.12%	0.00%
Expected term	3 months 29 days	25 days	4 months 21 days
Volatility	64.75%	67.57%	70.64%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	1.10%	0.34%	0.79%
Expected term	4 years 5 months 1 day	3 years 2 months 10 days	3 years 1 month 5 days
Volatility	94.43%	94.43%	70.74%